Investment Risks - BOYAR VALUE FUND INC	Apr. 29, 2025
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Every investment carries some market risk. In addition to the risks described below, investments in equity securities are subject to inherent market risks, such as a rapid increase or decrease in value or liquidity, fluctuations due to a company’s earnings, economic conditions, a decline in the market generally, and other factors beyond the control of the Adviser. Accordingly, the value of an investment in the Fund will fluctuate over time. An investment in the Fund should be part of an overall investment strategy. Before investing, please consider the following special risks in determining the appropriateness of an investment in the Fund. We cannot give you any assurance that the Adviser’s investment strategy will succeed.

Value Investment Risk [Member]
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Value Investment Risk. The stock of value companies can continue to be undervalued for long periods of time and may not realize the value expected by the Adviser in response to the activities and financial prospects of the particular companies. Over time, a valued-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk [Member]
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Selection Risk. The Adviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect. We cannot give you any assurance that the Adviser’s investment strategy will succeed.

Market Risk [Member]
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Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors that are generally beyond the control of the Adviser. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events (including, without limitation, the occurrence or threat of pandemic, terrorism, war, military actions, or environmental events) could cause turbulence in financial markets, and reduced liquidity in equity, credit, and fixed income markets, which may negatively affect many issuers domestically and around the world, which could have an adverse impact on the Fund and its investments. For example, the novel coronavirus disease (COVID-19) caused significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and with rapidity and therefore adversely affect the Fund. In addition, market events could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. As a result, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk [Member]
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Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small And Medium Sized Companies [Member]
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Small and Medium-Sized Companies. There is no minimum or maximum market capitalization of the companies in which the Fund may invest. Investing in securities of small- and medium-sized companies may involve greater risks since these securities may have limited marketability, and, thus, their market prices may be more volatile than securities of larger, more established companies or the market in general.

Because small- and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of these shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small- and medium-sized companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. Although investing in securities of small- and medium-sized companies offers potential for above-average returns if the companies are successful, the risk exists that such companies will not succeed and the prices of their shares could significantly decline in value.

Large Capitalization Companies [Member]
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Large Capitalization Companies. Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Related Transactions [Member]
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Related Transactions. The Fund may purchase securities that have been researched by Asset Analysis Focus (published by a related entity of the Adviser). However, the Fund will acquire securities featured for the first time in Asset Analysis Focus no earlier than five business days after publication of Asset Analysis Focus. The Fund may also purchase shares in combination with other accounts managed by the Adviser. These practices may have an impact on the price and availability of the securities to be purchased by the Fund.

Cyber Security Risk [Member]
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Cybersecurity Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Preferred Stocks [Member]
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Preferred Stocks. The Fund may invest in preferred stocks. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities [Member]
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Convertible Securities. The Fund’s investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Financial Systems Risk [Member]
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Financial Systems Risk. The Fund and the companies in which it invests rely on financial institutions (“banks”) for custody, safe-keeping, and management of cash resources, including deposit and operating accounts, as well as credit or other financing arrangements. Accordingly, distress at one or more banks used by the Fund or the companies in which the Fund has invested may impair or prevent access to cash, credit and other financing resources. Risks related to banks are particularly heightened in the current rising interest rate environment, and recent events have included the suspension of operations and federal takeover of certain banks. While the Federal Deposit Insurance Corporation (FDIC) insures cash balances of up to $250,000 per depositor, per bank, access to such amounts in an account at a failed bank may be limited or delayed, and amounts in excess of $250,000 are at risk for availability and loss.

Foreign Investing [Member]
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Foreign Investing. Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.